Share Capital Disclosure: Schedule of Stock Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2019	May 31, 2016	May 31, 2015
Options oustanding and excersiable	3,550,000
Exercise price (options)	$ 0.35
Options granted August 5, 2015(1)
Options oustanding and excersiable	500,000
Options granted August 5, 2015(2)
Options oustanding and excersiable	500,000
Options granted August 5, 2015(3)
Options oustanding and excersiable	500,000
Options granted August 5, 2015(4)
Options oustanding and excersiable	2,050,000
Granted Nov 25 2014
Exercise price (options)				$ 0.05
Stock options granted				2,500,000
Granted Aug 5 2015
Exercise price (options)			$ 0.35
Stock options granted			2,500,000
Granted Aug 24 2017
Exercise price (options)		$ 0.35
Stock options granted		2,050,000